Investment in finance and sales-type leases, net	12 Months Ended
Dec. 31, 2020
Flight Equipment, Net [Abstract]
Investment in finance and sales-type leases, net	Investment in finance and sales-type leases, net
Components of investment in finance and sales-type leases, net as of December 31, 2020 and 2019 were as follows:

	As of December 31,
	2020	2019
Future minimum lease payments to be received	$608,950	$715,085
Estimated residual values of leased flight equipment	589,872	577,353
Less: Unearned income	(260,708)	(280,889)
Allowance for credit losses (Note 23)	(59,663)	—
	$878,451	$1,011,549
As of December 31, 2020, the cash flows receivable, including the estimated residual value at lease termination, from finance and sales-type leases were as follows:

Cash flows receivable
2021	$145,512
2022	207,102
2023	140,188
2024	113,698
2025	141,267
Thereafter	451,055
Undiscounted cash flows receivable	$1,198,822
Less: Unearned income	(260,708)
Allowance for credit losses	(59,663)
$878,451
During the year ended December 31, 2019, we recognized impairment charges of $22.0 million related to our finance and sales-type leases where we do not expect to recover the finance lease balances. Impairment charges on our finance and sales-type leases are included in leasing expenses in the Consolidated Income Statement.
During the year ended December 31, 2020 and 2019, we recognized interest income from investment in finance and sales-type leases, net of $54.1 million and $60.0 million, respectively, included in basic lease rents.